ORDINARY SHARES (Details Narrative) - USD ($)		12 Months Ended
	Feb. 23, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Apr. 30, 2021	Apr. 12, 2021	Apr. 09, 2021	Mar. 30, 2021	Mar. 29, 2021	Oct. 28, 2020	Sep. 16, 2020	Aug. 27, 2020	Apr. 13, 2020	Dec. 19, 2019	Nov. 22, 2019
Ordinary shares, Par Value Per Share		$ 0.0001	$ 0.0001
Ordinary shares, Shares Authorized		250,000,000	250,000,000
Ordinary shares, Shares Issued		109,545,271	107,005,276
Ordinary shares, shares outstanding		109,545,271	107,005,276
Proceeds from issuance of stock		$ 248,800	$ 144,361	$ 0
Winfield Yongbiao Ding [Member]
Ordinary shares, Shares Issued	100,000														300,000
Share price	$ 0.12														$ 0.10
Proceeds from issuance of stock	$ 12,000
Arm's Length Investor [Member]
Ordinary shares, Shares Issued					100,000	395,000	644,995	100,000	400,000					102,642
Share price					$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12					$ 0.10
Ford Moore [Member]
Ordinary shares, Shares Issued													1,000,000
Share price													$ 0.05
Ruby Hui [Member]
Ordinary shares, Shares Issued										800,000	1,078,445	1,078,445
Share price	$ 0.12									$ 0.05	$ 0.05	$ 0.05